UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        11/08/2010

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    87
Form 13F Information Table Value Total:   147,639,000

List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

SECU_NAME	TITLE OF CLASS	CUSIP	VALUE (THOUSANDS)	SHARES	DISCRETION	OTHER MANAGERS	VOTING AUTH
Abbott Laboratories	COM	002824100	1,057	20,240.00000 SH	SOLE		N/A		SOLE
Amkor Technology	COM	031652100	348	53,083.45233 SH	SOLE		N/A		SOLE
Assurant		COM	04621X108	599	14,737.87858 SH	SOLE		N/A		SOLE
AT&T			COM	001957109	904	31,618.11693 SH	SOLE		N/A		SOLE
AVX			COM	002444107	288	20,908.56599 SH	SOLE		N/A		SOLE
Barclays Bank iPath ET	COM	06738C778	1,869	44,217.00000 SH	SOLE		N/A		SOLE
BBVA Banco Frances SA 	ORD	07329M100	433	43,833.46338 SH	SOLE		N/A		SOLE
Career Education	COM	141665109	280	13,043.45246 SH	SOLE		N/A		SOLE
Cato Corp. Cl A		COM	149205106	479	17,922.84791 SH	SOLE		N/A		SOLE
CenterPoint Energy	COM	15189T107	447	28,437.14853 SH	SOLE		N/A		SOLE
Coca-Cola Co.		COM	191216100	600	10,254.00000 SH	SOLE		N/A		SOLE
Community Health Syste	COM	203668108	365	11,809.38159 SH	SOLE		N/A		SOLE
Cooper Tire & Rubber	COM	216831107	205	10,445.32999 SH	SOLE		N/A		SOLE
CSG Systems Internatio	COM	126349109	362	19,867.49983 SH	SOLE		N/A		SOLE
Del Monte Foods		COM	24522P103	394	30,089.12249 SH	SOLE		N/A		SOLE
DuPont De Nemours E.I.	COM	263534109	483	10,842.03697 SH	SOLE		N/A		SOLE
Earthlink Inc.		COM	270321102	351	38,713.03713 SH	SOLE		N/A		SOLE
Endo Pharmaceutical Hl	COM	29264F205	632	19,023.47754 SH	SOLE		N/A		SOLE
Exxon Mobil Corp.	COM	30231G102	977	15,813.00000 SH	SOLE		N/A		SOLE
General Electric	COM	369604103	802	49,372.00000 SH	SOLE		N/A		SOLE
Healthspring		COM	42224N101	756	29,294.33199 SH	SOLE		N/A		SOLE
Horace Mann Educators	COM	440327104	271	15,282.22149 SH	SOLE		N/A		SOLE
Humana			COM	444859102	909	18,102.78856 SH	SOLE		N/A		SOLE
Innophos Holdings, Inc	COM	45774N108	413	12,481.68946 SH	SOLE		N/A		SOLE
Intel			COM	458140100	384	20,032.03989 SH	SOLE		N/A		SOLE
iShares Barclays 1-3 Y	COM	464287457	3,012	35,703.47863 SH	SOLE		N/A		SOLE
iShares Barclays 1-3 Y	COM	464288646	1,501	14,293.94130 SH	SOLE		N/A		SOLE
iShares Barclays 10-20	COM	464288653	5,478	44,840.27629 SH	SOLE		N/A		SOLE
iShares Barclays 20 Ye	COM	464287432	1,710	16,215.98487 SH	SOLE		N/A		SOLE
iShares Barclays 3-7 Y	COM	464288661	4,099	34,668.08286 SH	SOLE		N/A		SOLE
iShares Barclays 7-10 	COM	464287440	1,692	17,090.69188 SH	SOLE		N/A		SOLE
iShares Barclays Aggre	COM	464287226	3,280	30,194.52170 SH	SOLE		N/A		SOLE
iShares Barclays Gover	COM	464288596	1,581	14,206.79361 SH	SOLE		N/A		SOLE
iShares Barclays MBS B	COM	464288588	4,815	44,124.40075 SH	SOLE		N/A		SOLE
iShares Barclays Short	COM	464288679	9,979	90,525.84775 SH	SOLE		N/A		SOLE
iShares Barclays TIPS 	COM	464287176	3,912	35,878.82308 SH	SOLE		N/A		SOLE
iShares Cohen & Steers	COM	464287564	1,935	31,262.19868 SH	SOLE		N/A		SOLE
iShares Dow Jones US F	COM	464287788	538	10,334.36578 SH	SOLE		N/A		SOLE
iShares Dow Jones US T	COM	464287713	853	39,174.92864 SH	SOLE		N/A		SOLE
iShares Goldman Sachs 	COM	464287515	1,087	20,975.75004 SH	SOLE		N/A		SOLE
iShares iBoxx $ High Y	COM	464288513	2,582	28,794.04390 SH	SOLE		N/A		SOLE
iShares iBoxx$ Corp Bd	COM	464287242	7,514	66,451.35191 SH	SOLE		N/A		SOLE
iShares Inc Msci Pac J	COM	464286665	1,046	23,623.54499 SH	SOLE		N/A		SOLE
iShares MSCI Australia	COM	464286103	730	30,761.05988 SH	SOLE		N/A		SOLE
iShares MSCI Austria I	COM	464286202	357	18,132.54681 SH	SOLE		N/A		SOLE
iShares MSCI EAFE Grow	COM	464288885	4,270	75,330.92677 SH	SOLE		N/A		SOLE
iShares MSCI EAFE Smal	COM	464288273	3,136	81,726.00000 SH	SOLE		N/A		SOLE
iShares MSCI EMU Index	COM	464286608	352	10,175.48646 SH	SOLE		N/A		SOLE
iShares MSCI France In	COM	464286707	1,052	43,891.89701 SH	SOLE		N/A		SOLE
iShares MSCI Israel Ca	COM	464286632	706	12,870.68908 SH	SOLE		N/A		SOLE
iShares MSCI United Ki	COM	464286699	1,034	63,242.54576 SH	SOLE		N/A		SOLE
iShares S&P 500/BARRA 	COM	464287309	6,723	113,254.1952 SH	SOLE		N/A		SOLE
iShares S&P MidCap 400	COM	464287606	5,706	64,810.17612 SH	SOLE		N/A		SOLE
iShares S&P SmallCap 6	COM	464287879	4,361	70,159.94882 SH	SOLE		N/A		SOLE
iShares Tr Msci Emerg 	COM	464287234	3,062	68,413.09125 SH	SOLE		N/A		SOLE
Lifepoint Hospitals	COM	53219L109	404	11,531.88497 SH	SOLE		N/A		SOLE
Lincare Holdings	COM	532791100	315	12,589.29651 SH	SOLE		N/A		SOLE
Meadowbrook Insurance 	COM	58319P108	337	37,598.94893 SH	SOLE		N/A		SOLE
New York Community Ban	COM	649445103	227	14,025.41803 SH	SOLE		N/A		SOLE
Partner Communications	COM	70211M109	362	19,825.95031 SH	SOLE		N/A		SOLE
RadioShack		COM	750438103	497	23,335.19062 SH	SOLE		N/A		SOLE
Rogers Communications 	COM	775109200	612	16,368.88528 SH	SOLE		N/A		SOLE
SPDR Barclays Intl Tre	COM	78464A516	1,812	30,236.00000 SH	SOLE		N/A		SOLE
Telecom Argentina SA	COM	879273209	548	25,907.45525 SH	SOLE		N/A		SOLE
Teradyne		COM	880770102	378	33,991.01763 SH	SOLE		N/A		SOLE
Ternium SA ADR		ORD	881694103	343	10,528.06651 SH	SOLE		N/A		SOLE
Texas Instruments	COM	882508104	322	11,877.98912 SH	SOLE		N/A		SOLE
TICC Capital Corp.	COM	87244T109	216	20,940.87542 SH	SOLE		N/A		SOLE
Tyco Electronics Ltd. 	COM	H8912P106	381	13,054.08397 SH	SOLE		N/A		SOLE
UAL Corporation		COM	902549807	242	10,270.11784 SH	SOLE		N/A		SOLE
UnitedHealth Group	COM	91324P102	443	12,640.10713 SH	SOLE		N/A		SOLE
Unitrin			COM	913283107	350	14,376.40478 SH	SOLE		N/A		SOLE
USA Mobility		COM	90341G103	379	23,651.43208 SH	SOLE		N/A		SOLE
Vanguard Emerging Mark	COM	922042858	1,817	39,977.45252 SH	SOLE		N/A		SOLE
Vanguard Intl Equity I	COM	922042775	8,022	176,717.9679 SH	SOLE		N/A		SOLE
Vanguard Large Cap ETF	COM	922908637	2,945	56,555.35194 SH	SOLE		N/A		SOLE
Vanguard Mega Cap 300 	COM	921910816	1,944	45,551.50807 SH	SOLE		N/A		SOLE
Vanguard Mega Cap 300 	COM	921910840	1,697	47,952.11813 SH	SOLE		N/A		SOLE
Vanguard Mid-Cap Growt	COM	922908538	2,762	51,064.64391 SH	SOLE		N/A		SOLE
Vanguard Mid-Cap Value	COM	922908512	2,591	53,492.50016 SH	SOLE		N/A		SOLE
Vanguard REIT Index ET	COM	922908553	1,703	32,706.47128 SH	SOLE		N/A		SOLE
Vanguard Small Cap Gro	COM	922908595	4,962	74,299.96125 SH	SOLE		N/A		SOLE
Vanguard Small Cap Val	COM	922908611	5,788	96,959.70721 SH	SOLE		N/A		SOLE
Vanguard Total Stock M	COM	922908769	867	14,854.83744 SH	SOLE		N/A		SOLE
Wal-Mart Stores		COM	931142103	663	12,395.00000 SH	SOLE		N/A		SOLE
Willis Group Holdings	COM	G96666105	371	12,041.71973 SH	SOLE		N/A		SOLE
World Acceptance	COM	981419104	628	14,235.39857 SH	SOLE		N/A		SOLE